Taxation (Details) - Schedule of effective income tax expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Effective Income Tax Expense Abstract
Loss before income tax	SFr (26,538,740)	SFr (17,036,823)	[1]	SFr (8,221,449)
Income tax at statutory tax rates applicable to results in the respective countries	3,641,775	2,348,057		991,120
Effect of unrecognized temporary differences	(125,260)	(632,031)		(302,557)
Effect of unrecognized taxable losses	(3,015,088)	(1,885,486)		(184,881)
Effect of impairment of assets		(75,375)
Effect of previously unrecognized deferred tax asset				97,458
Effect of expenses not considerable for tax purposes				(47,894)
Effect of impact from application of different tax rates	(491,098)	223,215		(531,962)
Income tax gain/(loss)	SFr 10,329	SFr (21,620)		SFr 21,284

[1]	Revised, see note 33.